FAIR VALUE MEASUREMENTS - Fair value of its derivative liability on a recurring basis using significant unobservable (Level 3) inputs (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
FAIR VALUE MEASUREMENTS
Derivative liability	¥ 163	$ 23	¥ 5,290
Significant unobservable inputs (Level 3)
FAIR VALUE MEASUREMENTS
Derivative liability	¥ 163